Share of net profit - Equity method	12 Months Ended
Dec. 31, 2024
Share of net profit - Equity method
Share of net profit - Equity method

Note 23. Share of net profit – Equity method

The tables below provide the summarized statement of income (loss) for the associate Hepalys. The information disclosed reflects the amounts presented in the financial statements of Hepalys and not the Company’s share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case fair value adjustments. The tables below provide also the reconciliation between Hepalys’ loss and the share of net loss recognized in the Company statement of (income) loss.

For the period
started January 1, 2024,
(in thousands of euros)	to December 31, 2024
General and administrative expenses	(3,292)
Net operating loss	(3,292)
Financial income	32
Financial expenses	(17)
Net financial income	15
Income (expense) tax	0
Net loss for the period	(3,277)
Exchange difference on translation of foreign operations	(920)
Items that will not be reclassified subsequently to profit or loss	(920)
Total comprehensive loss	(4,197)
Group’s share in%	15%
Share of net loss	(493)
Elimination of downstream sales	181
Share of net loss - Equity method	(313)

For the period
started October 11, 2023,
(in thousands of euros)	to December 31, 2023
Net loss for the period	(879)
Exchange difference on translation of foreign operations	247
Items that will not be reclassified subsequently to profit or loss	247
Total comprehensive loss	(632)
Group’s share in%	15%
Share of net loss	(134)
Elimination of downstream sales	(1,881)
Share of net loss - Equity method	(2,015)

In 2024 Hepalys did not generate any sales.